COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Year ending September 30,	RMB

2020	548
2021	516
2022	500
2023	422
2024	422
Thereafter	3,371
5,779